TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN SMALL CAP INVESTMENTS FUND
FINANCIAL HIGHLIGHTS



                                                                               PERIOD ENDED
                                                                              JUNE 30, 1998+
                                                                               (UNAUDITED)

                                                                          -----------------------

PER SHARE OPERATING PERFORMANCE - CLASS 1
(For a share outstanding throughout the period)

Net asset value, beginning of period                                                    $ 10.00
Income from investment operations:
  Net investment income                                                                     .02
  Net realized and unrealid losses                                                         (.48)
                                                                             -------------------
Total from investment operations                                                           (.46)
                                                                             -------------------
Net asset value, end of period                                                           $ 9.54
                                                                             ===================

Total Return *                                                                            (4.60)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                                      $    238
Ratios to average net assets:
  Expenses                                                                                 1.00%**
  Expenses excluding waiver and payments by affiliate                                     18.73%**
  Net investment income                                                                    1.01%**
Portfolio turnover rate                                                                    6.58%



*Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract for which the Fund serves as an underlying investment vehicle. Total return is not annualized.

**Annualized.

+For the period May 1, 1998 (commencement of operations) to June 30, 1998.

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN SMALL CAP INVESTMENTS FUND
STATEMENT OF INVESTMENTS,  JUNE 30, 1998 (UNAUDITED)


                                                               COUNTRY       SHARES              VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS  88.9%
BANKING  1.5%

Silicon Valley Bancshares                                   United States         100            $ 3,559
                                                                                              -----------
BEVERAGES & TOBACCO  1.2%
Consolidated Cigar Holdings Inc.                            United States         100              1,225
Foodmaker Inc.                                              United States         100              1,688
                                                                                              -----------
                                                                                                   2,913
                                                                                              -----------
BROADCASTING & PUBLISHING  3.0%
Lamar Advertising Co., A                                    United States         200              7,175
                                                                                              -----------
BUSINESS & PUBLIC SERVICES  4.3%
American Disposal Services Inc.                             United States         100              4,687
Catalytica Inc.                                             United States         100              1,963
Norrell Corp.                                               United States         100              1,994
PhyCor Inc.                                                 United States         100              1,656
                                                                                              -----------
                                                                                                  10,300
                                                                                              -----------
DATA PROCESSING & REPRODUCTION  21.3%
Activision Inc.                                             United States         300              3,094
Advanced Energy Industries Inc.                             United States         100              1,163
Applied Graphics Technologies Inc.                          United States         100              4,575
Business Objects SA, ADR                                        France            100              1,688
Harbinger Corp.                                             United States         150              3,628
HNC Software Inc.                                           United States         100              4,081
i2 Technologies Inc.                                        United States         200              7,025
Jabil Circuit Inc.                                          United States         100              3,306
Komag Inc.                                                  United States         300              1,603
NOVA Corp.                                                  United States         100              3,575
PRI Automation Inc.                                         United States         200              3,412
Sapient Corp.                                               United States         100              5,275
Whittman-Hart Inc.                                          United States         100              4,837
Wind River Systems                                          United States         100              3,587
                                                                                              -----------
                                                                                                  50,849

                                                                                              -----------
ELECTRICAL & ELECTRONICS  7.7%
Etec Systems Inc.                                           United States         100              3,519
Integrated Systems Inc.                                     United States         100              1,538
Level One Communications Inc.                               United States         100              2,350
Novellus Systems Inc.                                       United States         100              3,569
Vantive Corp.                                               United States         100              2,050
Wallace Computer Services Inc.                              United States         100              2,375
Xylan Corp.                                                 United States         100              2,981
                                                                                              -----------
                                                                                                  18,382

                                                                                              -----------
ENERGY SOURCES  10.9%
Atwood Oceanics Inc.                                        United States         100              3,981
Barrett Resources Corp.                                     United States         100              3,744
Expeditors International of Washington Inc.                 United States         100              4,400
Lomak Petroleum Inc.                                        United States         100              1,044
Newfield Exploration Co.                                    United States         100              2,488
Synopsys Inc.                                               United States         100              4,575
Tom Brown Inc.                                              United States         100              1,881
Varco International Inc.                                    United States         200              3,962
                                                                                              -----------
                                                                                                  26,075
                                                                                              -----------

PAGE



FINANCIAL SERVICES  .8%
Security Dynamics                                           United States         100              1,850
                                                                                              -----------
HEALTH & PERSONAL CARE  6.2%
Access Health Inc.                                          United States         100              2,550
Coherent Inc.                                               United States         100              1,716
Pediatrix Medical Group Inc.                                United States         100              3,719
Serologicals Corp.                                          United States         100              3,225
Total Renal Care Holdings Inc.                              United States         100              3,450
                                                                                              -----------
                                                                                                 14,660

                                                                                              -----------
INDUSTRIAL COMPONENTS  2.6%
Uniphase Corp.                                              United States         100              6,278
                                                                                              -----------

INSURANCE  7.7%
Executive Risk Inc.                                         United States         100              7,375
Financial Security Assurance Holdings Ltd.                  United States         100              5,875
Life USA Holding Inc.                                       United States         200              2,588
Risk Capital Holdings Inc.                                  United States         100              2,494
                                                                                              -----------
                                                                                                  18,332
                                                                                              -----------
LEISURE & TOURISM  2.7%
CapStar Hotel Co.                                           United States         100              2,800
Prime Hospitality Corp.                                     United States         100              1,744
Rio Hotel and Casino Inc.                                   United States         100              1,888
                                                                                              -----------
                                                                                                   6,432
                                                                                              -----------
MACHINERY & ENGINEERING  1.1%
Roper Industries Inc.                                       United States         100              2,612
                                                                                              -----------
METALS & MINING  3.0%
Carpenter Technology Corp.                                  United States         100              5,025
Gibraltar Steel Corp.                                       United States         100              2,050
                                                                                              -----------
                                                                                                   7,075
                                                                                              -----------
REAL ESTATE  3.6%
Arden Realty Inc.                                           United States         100              2,587
Camden Property Trust                                       United States         100              2,975
FelCor Suite Hotels Inc.                                    United States         100              3,137
                                                                                              -----------
                                                                                                   8,699
                                                                                              -----------
RECREATION & OTHER CONSUMER GOODS  2.8%
North Face Inc.                                             United States         200              4,800
West Marine Inc.                                            United States         100              1,800
                                                                                              -----------
                                                                                                   6,600
                                                                                              -----------
TELECOMMUNICATIONS  6.5%
ICG Communications Inc.                                     United States         100              3,656
Paging Network Inc.                                         United States         100              1,400
Primus Telecommunications Group Inc.                        United States         100              1,894
Tekelec                                                     United States         100              4,475
Western Wireless Corp., A                                   United States         200              3,987
                                                                                              -----------
                                                                                                  15,412
                                                                                              -----------
TEXTILES & APPAREL  .9%
Tropical Sportswear International Corp.                     United States         100              2,125
                                                                                              -----------
TRANSPORTATION  1.1%
Air Express International Corp.                             United States         100              2,675
                                                                                              -----------
TOTAL COMMON STOCKS (COST $222,320)                                                              212,003
                                                                                              -----------


PAGE

                                                                            PRINCIPAL
                                                                            AMOUNT**
                                                                            ------------------
REPURCHASE AGREEMENT  12.2%
Joint Repurchase Agreement, 5.614%, 7/01/98(Maturity Value $29,063)
(COST $29,059)
   BancAmerica Robertson Stephens (Maturity Value $2,777)
   Barclays Capital Group, Inc. (Maturity Value $2,777)
   Bear, Stearns Securities Corp. (Maturity Value $1,515)
   BT Alex Brown, Inc. (Maturity Value $2,553)
   Chase Securities, Inc. (Maturity Value $2,777)
   CIBC Wood Gundy Securities Corp. (Maturity Value $2,777)
   Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $2,777)
   Dresdner Kleinwort Benson, North America, L.L.C. (Maturity Value $2,777)
   Greenwich Capital Markets, Inc. (Maturity Value $2,777)
   Paribas Corp. (Maturity Value $2,777)
   SBC Warburg Dillon Read, Inc. (Maturity Value $2,777)
      Collateralized by U.S. Treasury Bills and Notes                            $29,059          29,059
                                                                                              -----------
TOTAL INVESTMENTS  (COST $251,379) 101.1%                                                        241,062
OTHER ASSETS, LESS LIABILITIES  (1.1%)                                                            (2,642)
                                                                                              -----------
TOTAL NET ASSETS  100.0%                                                                        $238,420
                                                                                              ===========


*Non-income producing.
**Securities traded in U.S. dollars.
(a)See Note 1(c) regarding joint repurchase agreement.





                       See Notes to Financial Statements.


PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN SMALL CAP INVESTMENTS FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
  Investments in securities, at value (cost $222,320)                $ 212,003
  Repurchase agreement, at value and cost                               29,059
  Receivable from dividends and interest                                    96
                                                                 -------------
 Total assets                                                          241,158
                                                                 -------------
Liabilities:
  Payable for investment securities purchased                            2,361
  Accrued liabilities                                                      377
                                                                 -------------
     Total liabilities                                                   2,738
                                                                 -------------
Net assets, at value                                                 $ 238,420
                                                                 =============
Net assets consist of:
  Undistributed net investment income                                $     380
  Net unrealized depreciation                                          (10,317)
  Accumulated net realized loss                                         (1,643)
  Beneficial shares                                                    250,000
                                                                 -------------
Net assets, at value                                                 $ 238,420
                                                                 =============
CLASS 1:
Net asset value per share ($238,420/25,000 shares outstanding)       $   9.54
                                                                 ============





                       See Notes to Financial Statements.

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN SMALL CAP INVESTMENTS FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS)
 TO JUNE 30, 1998 (UNAUDITED)




Investment Income:
  Dividends                                                        $ 112
  Interest                                                           645
                                                               -------------
     Total investment income                                                          $     757
                                                                                     ----------
Expenses:
  Management fees (Note 3)                                           282
  Administrative fees (Note 3)                                        36
  Custodian fees                                                     436
  Reports to shareholders                                          1,300
  Registration and filing fees                                       900
  Professional fees                                                2,600
  Trustees' fees and expenses                                        200
  Other                                                            1,300
                                                               ------------
     Total expenses                                                                       7,054
     Expenses waived/paid by affiliate (Note 3)                                          (6,677)
                                                                                     ----------
          Net expenses                                                                      377
                                                                                     -----------
             Net investment income                                                          380
                                                                                     -----------
Realized and unrealized losses:
     Net realized loss from investments                                                  (1,643)
     Net unrealized depreciation on investments                                         (10,317)
                                                                                     -----------
Net realized and unrealized loss                                                        (11,960)
                                                                                     -----------
Net decrease in net assets resulting from operations                                  $ (11,580)
                                                                                     ===========




                       See Notes to Financial Statements.

PAGE





TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN SMALL CAP INVESTMENTS FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF CHANGES IN NET ASSETS



                                                                           FOR THE PERIOD ENDED
                                                                             JUNE 30, 1998
                                                                              (UNAUDITED)+
                                                                          -----------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income                                                    $      380
     Net realized loss from investments                                           (1,643)
     Net unrealized depreciation on investments                                  (10,317)
                                                                           -----------------------
          Net decrease in net assets resulting from operations                   (11,580)
Fund share transactions (Note 2):
          Class 1                                                                250,000
                                                                           -----------------------
          Net increase in net assets                                             238,420
Net assets:
  Beginning of period                                                                  -
                                                                           -----------------------
  End of period                                                               $  238,420
                                                                           =======================
Undistributed net investment income included in net assets:
  End of period                                                               $      380
                                                                           =======================








+For the period May 1, 1998 (commencement of operations) to June 30, 1998.


                       See Notes to Financial Statements.



PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN SMALL CAP INVESTMENTS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Small Cap Investments Fund (the Fund) is a separate, diversified series of Templeton Variable Products Series Fund (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth by investing primarily in equity securities of smaller capitalization growth companies. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.  JOINT REPURCHASE AGREEMENT:

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 1998, all outstanding repurchase agreements had been entered into on that date.

d. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.



PAGE



TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN SMALL CAP INVESTMENTS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e.  SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers two classes of shares: Class 1 and Class 2 shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's Class 1 shares were as follows:

                                  PERIOD ENDED
                                 JUNE 30, 1998*
                              -----------------------------
CLASS 1 SHARES:                  SHARES         AMOUNT
                              ------------- ---------------
Shares sold                      25,000        $250,000
                              ------------- ---------------
Net increase                     25,000        $250,000
                               ------------- ---------------

*Commencement of sales was May 1, 1998.

As of June 30, 1998, there were no transactions in the Fund's Class 2 shares.

Templeton Funds Annuity Company, the Fund's administrative manager, is the record owner of 100% of the Fund's Class 1 shares as of June 30, 1998.

3.    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Franklin Advisers, Inc. (Advisers), Templeton Funds Annuity Company (TFAC) and Franklin/Templeton Distributors, Inc. (Distributors), the Fund's investment manager, administrative manager and principal underwriter, respectively.


PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN SMALL CAP INVESTMENTS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


3.    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE
RATE              AVERAGE DAILY NET ASSETS
----------------- ---------------------------------------------------------
0.75%             First $200 million
0.65%             Over $200 million, up to and including $1.3 billion
0.55%             Over $1.3 billion

Advisers agreed in advance to reduce management fees to the extent necessary to limit total expenses to an annual rate of 1.00% and 1.25% of the average daily net assets of Class 1 and Class 2 shares, respectively, through 1998, as noted in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to TFAC based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED FEE
RATE              AVERAGE DAILY NET ASSETS
----------------- ---------------------------------------------------------
0.15%             First $200 million
0.135%            Over $200 million, up to and including $700 million
0.10%             Over $700 million, up to and including $1.2 billion
0.075%            Over $1.2 billion

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At June 30, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

     Unrealized appreciation                           $  11,740
     Unrealized depreciation                             (22,057)
                                                      -----------------
     Net unrealized depreciation                       $ (10,317)
                                                     ==================

5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998 aggregated $237,484 and $13,509, respectively.